Exhibit 99.2

EXECUTIVE SUMMARY

Third Party Due Diligence Review

May 3, 2022

TRK 2022-INV2

Overview

Consolidated Analytics, Inc. a third-party due diligence provider, performed the review described below on behalf of its client, Toorak Capital Partners. The review included a total of 701 business purpose, residential mortgage loans, in connection with the securitization identified as TRK 2022-INV2 (the “Securitization”). The review began on in February of 2021, and concluded April of 2022.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to assess conformity with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

(a)	Credit Documentation: A review of the documentation underlying the credit decision was performed to determine sufficiency for consideration in the Credit Review. The Credit Documentation review consisted of the following:
o	Loan Application: Complete loan application is present in the loan file for all borrowers/guarantors,
o	Credit Report: Credit Report in file for all borrowers and meets guideline seasoning requirements and contains OFAC clearance
o	Income Documentation / Lease Agreements: Confirmation of the presence of income documentation in the loan file when required by lender or Client specified underwriting guidelines. For rental properties where existing leases are required to be verified, verify their presence and sufficiency for purpose based on underwriting guideline standards.
o	Asset Documentation: Confirmation of presence of asset documentation requirements relative to loan type and guideline requirements for verification of closing funds and reserves.
o	Borrower/Guarantor Identification: Verify that the file contains a copy of a government issued identification verification for each borrower (i.e. driver’s license, state ID, passport)
o	Insurance Certificate: Verify that the loan file contains a copy of the hazard insurance certificate for the subject property and that flood insurance is also documented when required.
o	Property Valuation: Confirm the presence of a complete appraisal report and supporting secondary independent estimate of value
o	Commercial Borrower Organizing Documentation: Confirm the presence an Operating Agreement, Bylaws, related amendments and filings or other organizing and operating documentation relative to the commercial borrower entity.
o	Articles of Incorporation/Certificate of Formation: Confirm that each loan file contains a copy of the Articles of Incorporation establishing registration within the state of operation.

o	Certificate of Good Standing: Confirm that each borrowing entity is active in the state of registration by confirming the presence of a web print out or certification of good standing for the state is in the file.
o	Borrower Authority / Consent of Members: Confirm that the loan file contains evidence that the individual executing the loan agreements has been signing authority on behalf of the borrowing entity.
(b)	Legal Documentation: A review of the documentation required to secure the lender’s interest in the loan and the borrower(s)’ obligations thereunder was conducted with the purpose of validating their presence in the mortgage loan file and sufficiency of execution:
o	Note/Loan Agreement/Security Instrument/Extension: Verification of the presence of the note, loan agreement or security instrument as applicable and that the agreement is properly executed by all parties. Confirm that all applicable allonges or addenda to the note are evidenced in the loan file and duly executed by all responsible parties. If the subject loan has reached or is nearing maturity confirm that an extension agreement is present and duly executed by all required parties
o	Mortgage/Deed of Trust/Assignment of Rents: Verify that a mortgage or deed of trust is in file and is duly executed and notarized and that it contains all applicable riders including an assignment of rents.
o	Power of Attorney: If closing docs are executed by a POA confirm that the POA complies with all applicable underwriting and legal requirements including those for timing, form, authority and execution.
o	Personal Guaranty: Verify that the requisite individual ownership percentage of a commercial entity borrower as stipulated within Client or lender underwriting guidelines has provided a personal guaranty for the loan.
o	Affidavit of Commercial Purpose/Occupancy Certification: Verify that each file contains a borrower statement verifying that the loan is for commercial purpose and that the subject property will not be owner occupied.
o	Title Policy: Confirmation that the file contains evidence of title insurance and that the title is free from material defects that could affect lien position.
o	Deed for Conveyance of Title: Confirm that the applicable Grant or Warranty Deed is evidenced in the loan file and properly conveys interest in the subject property
o	Purchase Contract: If applicable, confirm the presence of a valid and executed Purchase and Sale Agreement along with any counter offers and modified terms of sale
o	Settlement Statement: As applicable based on loan type and origination date, confirm the presence of a final settlement statement in the mortgage loan file

(c)	Guidelines: The underwriting guidelines as specified by Client served as the criteria under which each loan qualification review took place. Qualification criteria includes:
o	Borrower/Guarantor Eligibility: Review each borrower to ensure that they meet eligibility requirements of underwriting guidelines
o	Assets: Validate that the mortgage loan file contains adequately qualified verification of assets to meet underwriting standards
o	Debt-Service Coverage Ratios “DSCR”: Calculate the debt-service coverage ratio to ensure it meets minimum guideline standards
o	Credit History: Review the borrower credit reports and any supplemental credit history documentation to verify whether the borrower met guideline requirements.

o	Credit Scores: Review each borrower/guarantor credit report to validate that the credit score used in qualification is accurate and whether it meets minimum loan qualification and underwriting standards as specified in the underwriting guidelines.
o	Occupancy: Confirm that the occupancy of the subject property used for qualification of the loan is accurate and compliant with guideline requirements. Confirm that the borrower has executed an affidavit of commercial/business purpose and that no other documentation that shows the subject property might be a primary residence.
o	Loan-to-Value Ratios: Recalculate the Loan-to-Value Ratio utilizing the Purchase Contract, Property Valuations and/or Loan Agreements to determine whether initial, as-is and as-repaired LTV and CLTV meet loan qualification and underwriting guideline standards based on the calculation methods set forth in underwriting guidelines.
o	Insurance: Confirm the adequacy of hazard insurance coverage and that premiums are included in PITI calculations. If required based on flood zone, confirm the presence and adequacy of flood insurance coverage and that premiums are included in PITI calculations.
o	Compensating Factors: Review and validate any compensating factors used in the qualification of the loan and in consideration of loan level underwriting guideline exceptions.
o	Letters of Explanation: Confirm the presence of Letters of Explanation (LOX) where required per underwriting guidelines and that each such LOX adequately addresses the eligibility scenario under question.
o	Exception Approvals: Confirm that any exceptions to underwriting guidelines and/or investor guideline overlays were fully documented, properly approved, and supported.
o	Misrepresentation / Fraud Review: Validate that an independent third-party fraud report was obtained for each guarantor when required by underwriting guidelines and that red flags on third party fraud reports have been reviewed.

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review the original appraisal and all additional property valuation documentation to determine whether source, format and type meet program and guideline eligibility requirements.
b.	Confirm that the property type is an eligible property type per program standards and underwriting guidelines.
c.	Confirm as applicable that and independent supplemental third-party valuation was received and is within allowable tolerance of the original qualifying value.
d.	Assess rental income schedules.
e.	Confirm that property standards conform to underwriting guidelines requirements.
f.	Determine whether the property is completely constructed and the appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.
g.	Review and determine whether the appraisal was performed on appropriate form and whether the appraiser indicated in the body of the conformity to USPAP standards.
h.	Review property for functional obsolescence.
i.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value total was reasonably supported when compared to an independent third-party valuation product. For loans reviewed in a post-close valuation review (701 loans consisting of 1,312 individual properties), the origination value was based the following products:

Primary Valuation Product	Count
1004	952
1025	236
1050	1
1073	48
2055	7
Narrative	5
ClearVal	3
Commercial	2
Desk Review	19
iVN55	13
Totals:	1312

4 properties were supported by AVM, 4 properties were supported by a Clear Capital CDA, 8 by a Pro Teck ARR, 96 by a Summit SVR Validation, and 1161 by a SitusAMC Reconciliation

In summary the final secondary property valuation by product is as follows:

Secondary Valuation Product	Count
AVM	4
Clear Capital CDA	43
Pro Teck ARR	8
Summit SVR Validation	96
Situs AMC Reconciliation	1161
Totals:	1312

Loan level Valuation Grades are based on the cumulative total of origination appraised values for an individual loan compared to the cumulative total of the secondary valuation products. Loans where the cumulative secondary valuation had a negative variance equal to or greater than 10% of the origination appraised value total were provided a Valuation Grade of “C”.

Of the 701 loans reviewed 587 are single property loans, 26 are 2 property loans, 21 are 3 property loans, 15 are 4 property loans, 9 are 5 property loans, 5 are 6 property loans, 6 are 7 property loans, 8 are 8 property loans, 2 are 9 property loans, 3 are 10 property loans, 3 are 11 property loans, 3 are 12 property loans, 2 are 13 property loans, 2 are 14 property loans, 1 are 17 property loans, 1 is a 18 property loan, 1 are 19 property loans, 1 is a 20 property loan, 1 loan contained 24 properties, and 4 loans contained 25 properties.

Summary of Results

Final Loan Grades

Overall Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance
A	511	72.90%	$ 153,764,452.50
B	187	26.68%	$ 81,551,959.00
C	3	0.43%	$ 1,216,000.00
D	0	0.00%	$ -

Credit Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance
A	532	75.89%	$ 161,290,935.50
B	169	24.11%	$ 75,241,476.00
C	0	0.00%	$ -
D	0	0.00%	$ -

Valuation Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance
A	663	94.58%	$ 218,079,303.50
B	35	4.99%	$ 17,237,108.00
C	3	0.43%	$ 1,216,000.00
D	0	0.00%	$ -

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Credit Grade of “B” and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Category	Grade	Finding Description	Count
		ADVERSE CREDIT (FORECLOSURE HISTORY)	1
		AGE OF BACKGROUND CHECK	3
		AGE OF BANK STATEMENTS	14
		AGE OF CREDIT REPORT	62
		BACKGROUND FLAG	12
		BACKGROUND FLAG	1
		INELIGIBLE APPRAISER	2
		INELIGIBLE CONDO	1
		INSUFFICENT LEASE AGREEMENT	1
		INSUFFICIENT BACKGROUND CHECK	1
		INSUFFICIENT BANK STATEMENTS	2
Credit	B	INSUFFICIENT CERTIFICATE OF GOOD STANDING	1
		INSUFFICIENT CONDO QUESTIONAIRE	4
		INSUFFICIENT CREDIT REPORT	2
		INSUFFICIENT DSCR	3
		INSUFFICIENT HAZARD INSURANCE POLICY	7
		INSUFFICIENT LEASE AGREEMENT	6
		INSUFFICIENT LIQUIDITY	18
		INSUFFICIENT LIQUIDTY	1
		INSUFFICIENT MORTGAGE	1
		INSUFFICIENT NOTE	2
		INSUFFICIENT OCCUPANCY CERTIFICATE	1

INSUFFICIENT OPERATING AGREEMENT	1
INSUFFICIENT TITLE COVERAGE	2
MAX AILTV	1
MAX LOAN AMOUNT	2
MAX LTC	3
MAX LTV	21
MAX SQUARE FOOTAGE	1
MINIMUM AS-IS VALUE	1
MINIMUM SQUARE FOOTAGE	1
MISSING BACKGROUND CHECK	7
MISSING BANK STATEMENTS	1
MISSING CLOSING PROTECTION LETTER	1
MISSING CREDIT REPORT	2
MISSING CREDIT REPORT	2
MISSING EXPERIENCE	1
MISSING HAZARD INSURANCE POLICY	2
MISSING ID	1
MISSING LEASE AGREEMENT	3
MISSING OPERATING AGREEMENT	1
MISSING PAYOFF STATEMENT	2
MISSING PURCHASE AGREEMENT	1
MISSING TAX CERTIFICATE	1
MISSING WARRANTY DEED	2

		NOTE TERMS ERROR	1

		Total Credit Grade B Findings	207
		Total Credit Findings	207

		AGE OF APPRAISAL	5
		INELIGIBLE APPRAISAL	1
		INELIGIBLE APPRAISER	2
		INSUFFICIENT 3RD PARTY RENT REPORT	3
Property	B	INSUFFICIENT APPRAISAL	17
		MISSING 3RD PARTY APPRAISAL REVIEW	9
		MISSING 3RD PARTY MARKET RENT REVIEW	2
		MISSING FORM 1007 ADDENDUM	1
		MISSING MARKET RENT ESTIMATE	2
Property	C	INSUFFICIENT VARIANCE	3

		Total Property Grade B Findings	42
		Total Property Grade C Findings	3
		Total Property Findings	45